EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
LOSS PER SHARE
Net loss attributable to the common shareholders	$ (2,811,094)	$ (41,077,304)	$ (176,101,494)	$ (49,809,728)
Basic weighted-average common shares outstanding	19,837,642	19,837,642	19,837,642	19,837,642
Effect of dilutive securities		0	0	0
Diluted weighted-average common shares outstanding	19,837,642	19,837,642	19,837,642	19,837,642
Loss per share - Basic	$ (0.14)	$ (2.07)	$ (8.88)	$ (2.51)
Loss per share - Diluted	(0.14)	(2.07)	(8.88)	(2.51)
Earnings (loss) per share - From continuing operations - Basic	(0.14)	(2.07)	(8.88)	(2.93)
Earnings (loss) per share - From discontinued operations - Basic	$ 0	$ 0	$ 0	$ 0.42